Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum rental payments required under non-affiliate operating leases that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2014 are presented in the following table:

In thousands	Gross Minimum Rental Payments
2015	$15,352
2016	14,093
2017	13,345
2018	11,495
2019	3,912
Thereafter	20,267
Total	$78,464